NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the years as follows:

	For the Years Ended December 31,
	2017	2016

Numerator (net loss)	$(2,013,799)	$(2,673,836)

Denominator (weighted average number of common shares outstanding – basic and diluted)	400,207,813	375,118,494

Basic and diluted net loss per common share	$(0.01)	$(0.01)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets as of December 31, 2017 and 2016 comprised the following:

	2017	2016

Net operating loss carryforwards	$3,514,700	$4,959,900
Related party accruals	980,100	1,564,700
Valuation allowance	(4,494,800)	(6,524,600)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax benefit differs from the amount determined by applying the U.S. federal income tax rate to pretax loss for the years ended December 31, 2017 and 2016 due to the following:

	2017	2016

Income tax benefit based on U.S. statutory rate of 34%	$(684,700)	$(909,100)
Effect of change in deferred tax rates (39.834% to 24.95%)	2,681,404	-
Other	33,096	(40,800)
Change in valuation allowance	(2,029,800)	949,900
	$-	$-